                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                Ellsworth Convertible Growth and Income Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: (973)631-1177

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

                                     [LOGO]
                              ELLSWORTH CONVERTIBLE
                             GROWTH AND INCOME FUND

                             2005 SEMI-ANNUAL REPORT
                                 MARCH 31, 2005

                             2005 SEMI-ANNUAL REPORT
                                 MARCH 31, 2005


Ellsworth Convertible Growth and Income Fund, Inc. operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the fund considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                                   HIGHLIGHTS


PERFORMANCE THROUGH MARCH 31, 2005 with dividends reinvested

                                                      Calendar              Cumulative  Cumulative
                                                        YTD       1 Year     5 Years     10 Years
                                                     ----------  ---------  ----------  ----------
  Ellsworth market price (a,b).....................    (4.73)%    (3.30)%     24.63%      173.38%
  Ellsworth net asset value (b,c,d)................    (2.54)     (0.50)       1.31       141.98
  Closed-end convertible fund average (d)..........    (2.56)      3.99        6.72       116.41
  S&P 500 (a)......................................    (2.15)      6.69      (14.84)      178.60
  Russell 2000 (d).................................    (5.34)      5.41       21.73       169.60
  Lehman Aggregate Bond Total Return Index (d).....    (0.48)      1.15       41.16        99.32

Performance data represent past results and do not reflect future perfromance.

(a)  From Bloomberg L.P. pricing service.
(b) Performance is not adjusted for dilution due to the Fund's 2003 rights offering.
(c) For all periods shown, net asset value dilution resulting from the Ellsworth rights offering in 2003 was 2.21%.
(d) From Lipper, Inc. Closed-End Fund Performance Analysis, dated March 31, 2005.

--------------------------------------------------------------------------------

QUARTERLY HISTORY OF NAV AND MARKET PRICE

                       Net Asset Values         Market Prices (AMEX, symbol ECF)

   Qtr. Ended     High       Low       Close       High       Low       Close
  ------------   ------     ------    -------     ------     ------    -------
     Jun. 04     $9.19      $8.58      $8.87      $8.34      $7.41      $7.70
     Sep. 04      8.82       8.39       8.71       8.05       7.15       7.95
     Dec. 04      9.07       8.60       9.07       8.08       7.80       8.08
     Mar. 05      9.02       8.70       8.77       8.11       7.47       7.63

--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS (12 MONTHS)

     Record          Payment                        Capital
      Date             Date          Income          Gains          Income
    ---------       ---------       --------       ---------       --------
     5/13/04         5/27/04         $0.070            --           $0.070
     8/16/04         8/30/04          0.070            --            0.070
    10/28/04        11/24/04          0.085            --            0.085
     2/11/05         2/25/05          0.070            --            0.070
                                    --------                       --------
                                     $0.295                         $0.295
                                    ========                       ========

TO OUR SHAREHOLDERS

May 6, 2005

We are proud to announce that Ellsworth Convertible Growth and Income Fund, Inc. was awarded its third consecutive Lipper Performance Achievement Certificate for ten-year performance (number one in its category of seven closed-end convertible funds for the ten-year period ended December 31, 2004). The current certificate is listed in the Miscellaneous Notes section. While this achievement does not guarantee future performance it is an honor for the Fund to have realized this achievement against such competitors as Gabelli Asset Management, Fred Alger Management, and Putnam Investment Management.

The convertible securities market has long been characterized by two different styles of management: outright buyers, such as Ellsworth, who intend to hold the convertible and realize returns through yield and capital gains, and convertible hedge funds who generally buy a convertible and short the common stock it is convertible into. During the last several years, as interest rates fell, the hedge funds came to dominate the convertible market with over 80% of the trading volume. Now, as short-term interest rates are rising, many hedge funds have started to change how they set up their hedges and appear to have reduced many of their convertible positions. We believe that this has affected the value of many convertible securities and made them more volatile. Convertible securities appear to be getting cheaper (which is another way of saying that they have fallen more relative to their underlying common stock than expected). Going forward, we believe that this provides the convertible market with more attractive choices than it had a year ago.

The Fund's audit committee has recently approved the hiring of our new independent auditors, Tait, Weller & Baker. The auditor specializes in mutual funds and other firms in the financial services industry.

Performance of the Fund during the past six months was affected by its industry exposure. Investments in energy companies, led by Valero Energy, Kerr-McGee and Chesapeake Energy provided the best performance for the Fund. Lagging industries such as telecommunications and automotive held back performance. Both of these industries were hurt by investor perception that economic growth would be slower than expected and that higher interest rates would also affect the demand for their products.

Since the founding of Ellsworth Convertible Growth and Income Fund in 1986, the Fund's strategy has consistently been to use convertible securities as an equity alternative to reduce risk and volatility. This strategy tends to outperform in bear markets and lag in bull markets. The Fund performed in line with the average of its peer-group for the quarter ended March 31, 2005, although it underperformed the average for the twelve months ended March 31, 2005. Our peers consist of the twelve closed-end convertible funds in the LIPPER CLOSED-END PERFORMANCE ANALYSIS survey. Of these twelve funds, only six, including the Fund, remain unleveraged convertible funds. In addition, many of our competitors have had greater exposure to non-convertible, low-rated, high yield debt than the Fund has had. We believe these factors contributed to the difference in performance between Ellsworth and many of the other funds in the group.

                                                 continued on the following page

Visit our website, www.ellsworthfund.com, for additional information on the Fund. Shareholders who wish to obtain a copy of the most recent report on the Fund issued by Standard & Poor's should contact us.

The results of the 2005 annual meeting of shareholders are shown in the Miscellaneous Notes section of this report. We thank you for your support. At its April meeting, the Board of Directors declared a dividend of $0.07 per share. The dividend consists of net investment income and will be payable on May 27, 2005 to shareholders of record on May 13, 2005.


/s/ Thomas H. Dinsmore

Thomas H. Dinsmore
Chairman of the Board

--------------------------------------------------------------------------------
MAJOR PORTFOLIO CHANGES by underlying common stock

Six months ended March 31, 2005

ADDITIONS                             REDUCTIONS

CMS Energy Corp.                      Axcelis Technologies, Inc.

Fannie Mae                            Capital One Financial Corp.

GlobalSantaFe Corp.                   General Dynamics Corp.
                                        (exchangeable from The Goldman Sachs
                                        Group, Inc.)

Isolagen, Inc.                        Gilead Sciences, Inc.

The Walt Disney Company               Radio One, Inc.

Weatherford International Ltd.        Saks, Inc.


--------------------------------------------------------------------------------
MAJOR INDUSTRY EXPOSURE

            Automotive ------> 3.6%
Banking/Savings & Loan -------------------------> 9.5%
                Energy --------------------------------------------------> 17.4%
         Entertainment ----------> 4.4%
 Financial & Insurance -----------------------------------> 11.2%
           Health Care -----------------------> 6.6%
       Pharmaceuticals ------------------------------------> 11.5%
                Retail ----------> 4.4%
            Technology ----------------------> 6.5%
    Telecommunications --------------------> 6.2%


LARGEST INVESTMENT HOLDINGS by underlying common stock

                                                                     Value        % Total
                                                                    (Note 1)     Net Assets
                                                                  ------------  ------------
The Walt Disney Company........................................    $ 2,749,700        2.6%
  AN ENTERTAINMENT COMPANY WHICH CONDUCTS OPERATIONS IN
  MEDIA NETWORKS, STUDIO ENTERTAINMENT, THEME PARKS AND
  RESORTS, CONSUMER PRODUCTS, AND INTERNET AND DIRECT
  MARKETING.

Weatherford International Ltd..................................      2,587,720        2.4
  PROVIDES EQUIPMENT AND SERVICES USED FOR THE DRILLING,
  COMPLETION, AND PRODUCTION OF OIL AND NATURAL GAS WELLS.
  THE COMPANY OFFERS DRILLING AND INTERVENTION SERVICES,
  COMPLETION SYSTEMS, ARTIFICIAL LIFT SYSTEMS AND COMPRESSION
  SERVICES.

Chesapeake Energy Corp.........................................      2,301,750        2.1
  PRODUCES OIL AND NATURAL GAS. THE COMPANY'S OPERATIONS ARE
  FOCUSED ON DEVELOPMENTAL DRILLING AND PRODUCING PROPERTY
  ACQUISITIONS IN ONSHORE NATURAL GAS PRODUCING AREAS OF THE
  UNITED STATES AND CANADA.

International Rectifier Corp...................................      2,205,000        2.0
  DESIGNS, MANUFACTURES AND MARKETS POWER SEMICONDUCTORS.
  THE COMPANY'S PRODUCTS INCLUDE POWER INTEGRATED CIRCUITS AND
  ADVANCED CIRCUIT DEVICES, POWER SYSTEMS AND POWER COMPONENTS.

Comverse Technology, Inc.......................................      2,190,075        2.0
  DESIGNS, MANUFACTURES, MARKETS AND SUPPORTS COMPUTER AND
  TELECOMMUNICATIONS SYSTEMS AND SOFTWARE FOR MULTIMEDIA
  COMMUNICATIONS AND INFORMATION PROCESSING APPLICATIONS.

Valero Energy Corp.............................................      2,178,360        2.0
  AN INDEPENDENT PETROLEUM REFINING AND MARKETING COMPANY THAT
  OWNS AND OPERATES REFINERIES IN THE UNITED STATES AND CANADA.

The Chubb Corp.................................................      2,158,560        2.0
  A HOLDING COMPANY THAT OFFERS PROPERTY AND CASUALTY
  INSURANCE, WHICH INCLUDES PERSONAL, STANDARD COMMERCIAL AND
  SPECIALTY COMMERCIAL INSURANCE.

GlobalSantaFe Corp.............................................      2,065,000        1.9
  AN INTERNATIONAL OFFSHORE AND LAND CONTRACT DRILLER. THE
  COMPANY OWNS AND OPERATES A FLEET CONSISTING OF MARINE AND
  LAND DRILLING RIGS LOCATED THROUGHOUT THE WORLD.

Devon Energy Corp..............................................      2,054,080        1.9
  AN INDEPENDENT WORLDWIDE ENERGY COMPANY INVOLVED IN OIL AND
  GAS PROPERTY ACQUISITION, EXPLORATION, AND PRODUCTION.

Lear Corp......................................................      2,050,313        1.9
  SUPPLIES AUTOMOTIVE INTERIOR SYSTEMS TO MANUFACTURERS           ------------  ------------
  WORLDWIDE. THE COMPANY PROVIDES SEAT SYSTEMS, FLOORING AND
  ACOUSTIC SYSTEMS, DOOR PANELS, HEADLINERS, INSTRUMENT PANELS,
  AND ELECTRONIC AND ELECTRICAL DISTRIBUTION SYSTEMS.

Total..........................................................    $22,540,558       20.8%
                                                                  ============  ============

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

                                                                                   March 31, 2005
                                                                                  ---------------
ASSETS:
  Investments at value (cost $105,699,525) (Note 1)..............................    $107,720,062
  Cash...........................................................................         801,687
  Dividends and interest receivable..............................................         518,071
  Other assets...................................................................          17,169
                                                                                     ------------
  Total assets...................................................................     109,056,989
                                                                                     ------------
LIABILITIES:
  Payable for securities purchased...............................................         490,465
  Accrued management fee (Note 2)................................................          78,025
  Accrued expenses...............................................................           7,232
  Other liabilities..............................................................           3,355
                                                                                     ------------
  Total liabilities..............................................................         579,077
                                                                                     ------------

NET ASSETS.......................................................................    $108,477,912
                                                                                     ============
NET ASSETS CONSIST OF:
  Undistributed net investment income............................................    $    358,046
  Accumulated net realized loss from investment transactions.....................      (3,633,637)
  Unrealized appreciation on investments.........................................       2,020,537
  Capital shares (Note 3)........................................................         123,623
  Additional paid-in capital.....................................................     109,609,343
                                                                                     ------------
NET ASSETS.......................................................................    $108,477,912
                                                                                     ============
Net asset value per share ($108,477,912 / 12,362,269 outstanding shares).........    $       8.77
                                                                                     ============

-------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended March 31, 2005

INVESTMENT INCOME (NOTE 1):
  Interest.......................................................................    $  1,092,406
  Dividends......................................................................       1,143,964
                                                                                     ------------
    Total Income.................................................................       2,236,370
                                                                                     ------------
EXPENSES (NOTE 2):
  Management fee.................................................................         398,900
  Custodian......................................................................           9,712
  Transfer agent.................................................................           9,320
  Professional fees..............................................................          58,900
  Directors' fees................................................................          58,100
  Reports to shareholders........................................................          35,682
  Treasurer's office.............................................................          12,500
  Other..........................................................................          63,974
                                                                                     ------------
    Total Expenses...............................................................         647,088
                                                                                     ------------
NET INVESTMENT INCOME............................................................       1,589,282
                                                                                     ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from investment transactions.................................       1,229,747
  Net unrealized depreciation of investments.....................................         (44,589)
                                                                                     ------------
  Net gain on investments........................................................       1,185,158
                                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................    $  2,774,440
                                                                                     ============

                           See accompanying notes to financial statements

PAGE 4


STATEMENT OF CHANGES IN NET ASSETS

                                                             Six Months Ended         Year Ended
                                                             March 31, 2005(a)    September 30, 2004
                                                             -----------------    ------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income....................................    $   1,589,282        $   3,647,400(b)
    Adjustment for change in amortization policy...........               --             (248,111)
                                                                                    -------------
     Net investment income, as adjusted....................                             3,399,289
                                                                                    -------------

  Net realized gain from investment transactions...........        1,229,747            3,243,708(b)
    Adjustment for change in amortization policy...........               --               66,057
                                                                                    -------------
     Net realized gain from investment transactions,
      as adjusted..........................................                             3,309,765
                                                                                    -------------

  Net change in appreciation of investments................          (44,589)             411,096(b)
    Adjustment for change in amortization policy...........               --              182,054
                                                                                    -------------
     Net unrealized appreciation of investments,
      as adjusted...........................................                              593,150
                                                               -------------        -------------
  Net increase in net assets resulting from operations......       2,774,440            7,302,204(b)
    Adjustment for change in amortization policy............              --                   --
                                                               -------------        -------------
     Net increase in net assets resulting from operations,
      as adjusted...........................................       2,774,440            7,302,204
                                                               -------------        -------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income....................................       (1,910,700)          (3,681,116)

CAPITAL SHARE TRANSACTIONS (NOTE 3)
  Value of shares issued on reinvestment of distributions..          506,725              648,017
  Net proceeds from rights offering........................               --           13,037,152
                                                               -------------        -------------
    Total capital share transactions.......................          506,725           13,685,169
                                                               -------------        -------------

CHANGE IN NET ASSETS.......................................        1,370,465           17,306,257

Net assets at beginning of period..........................      107,107,447           89,801,190
                                                               -------------        -------------
NET ASSETS AT END OF PERIOD................................    $ 108,477,912        $ 107,107,447
                                                               =============        =============

 Undistributed net investment income at end of period......    $     358,046        $     967,661(b)
    Adjustment for change in amortization policy...........                             (288,197)
                                                               =============        -------------
     Undistributed net investment income at end of period,
      as adjusted...........................................                        $     679,464
                                                                                    =============




-----------------
(a) Unaudited.
(b) As previously reported.


                           See accompanying notes to financial statements



                                                                         PAGE 5

FINANCIAL HIGHLIGHTS Selected data for a share of common stock outstanding:


                                     Six Months
                                        Ended                 Years Ended September 30,
                                      March 31,    ------------------------------------------------
                                      2005 (a)       2004      2003      2002      2001      2000
                                     ----------    --------  --------  --------  --------  --------
OPERATING PERFORMANCE:
Net asset value,
  beginning of period..............       $8.71       $8.58     $7.81    $8.67    $11.82    $11.23
                                       --------    --------   -------  -------   -------  --------
Net investment income..............        0.13        0.30(b)   0.32(b)  0.34(b)   0.47      0.42
  Adjustment for change in
   amortization policy.............          --       (0.02)    (0.01)      --        --        --
                                       --------    --------   -------  -------   -------  --------
    Net investment income,
     as adjusted...................        0.13        0.28      0.31     0.34      0.47      0.42
                                       --------    --------   -------  -------   -------  --------

Net realized and unrealized
 gain (loss).......................        0.09        0.35(b)   0.75(b) (0.76)(b) (1.88)     1.71
  Adjustment for change in
   amortization policy.............          --        0.02      0.01       --        --        --
                                       --------    --------   -------  -------   -------  --------
    Net realized and unrealized
     gain (loss), as adjusted......        0.09        0.37      0.76    (0.76)    (1.88)     1.71
                                       --------    --------   -------  -------   -------  --------
  Total from investment operations.        0.22        0.65      1.07    (0.42)    (1.41)     2.13
                                       --------    --------   -------  -------   -------  --------

LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................       (0.16)      (0.32)    (0.30)   (0.44)    (0.42)    (0.35)
Distributions from realized gains..          --          --        --       --     (1.32)    (1.23)
                                       --------    --------   -------  -------   -------  --------
  Total distributions..............       (0.16)      (0.32)    (0.30)   (0.44)    (1.74)    (1.58)
CAPITAL SHARE TRANSACTIONS:
Effect of rights offering..........          --       (0.20)       --       --        --        --
Capital share repurchases..........          --          --        --       --        --      0.04
                                       --------    --------   -------  -------   -------  --------
  Total capital share transactions.          --       (0.20)       --       --        --      0.04
                                       --------    --------   -------  -------   -------  --------
Net asset value, end of period.....       $8.77       $8.71     $8.58    $7.81     $8.67    $11.82
                                       ========    ========   =======  =======   =======  ========

Market value, end of period........       $7.63       $7.95     $8.05    $7.55     $8.35     $9.88

Total Net Asset Value
  Return (%)(c)....................         2.5         5.2      14.0     (5.2)    (13.3)     21.9
Total Investment Return (%)(d).....        (2.1)        2.8      10.8     (4.5)      2.2      25.7

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)...................    $108,478    $107,107   $89,801  $81,125   $88,901  $109,180
Ratio of expenses to average net
  assets (%).......................         1.2(e)      1.2       1.2      1.2       1.2       1.2
Ratio of net investment income to
  average net assets (%)...........         2.9(e)      3.2(f)    3.8(f)   4.0(f)    5.0       3.8
Portfolio turnover rate (%)........          32          70        86       89        82        98

---------------
(a) Unaudited.
(b) As previously reported.
(c) Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(d) Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(e) Annualized.
(f) Ratios for 2004, 2003 and 2002 reflect ratios adjusted for change in amortization policy. Ratios previously reported for 2004, 2003 and 2002 were 3.4%, 3.9% and 3.9%, respectively.

                           See accompanying notes to financial statements
PAGE 6


PORTFOLIO OF INVESTMENTS March 31, 2005 (unaudited)

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- 55.4%

               AUTOMOTIVE -- 2.6%
$1,000,000     American Axle & Manufacturing Holdings, Inc. 2% 2024 cv. sr. notes
                (Baa3) (1)............................................................  $   790,400
 4,500,000     Lear Corp. 0% 2022 cv. sr. notes (Baa3)................................    2,050,313
                                                                                        -----------
                                                                                          2,840,713
                                                                                        -----------
               BANKING/SAVINGS AND LOAN -- 2.9%
 2,077,000     The Bear Stearns Companies, Inc. 0.25% 2010 medium-term notes (A1)
                (exch. for Fifth Third Bancorp common stock) (1)......................    1,798,910
 1,500,000     Ocwen Financial Corp. 3.25% 2024 contingent cv. sr. unsecured
               notes (B-).............................................................    1,398,750
                                                                                        -----------
                                                                                          3,197,660
                                                                                        -----------
               CONSUMER GOODS -- 1.7%
 1,375,000     Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2)................    1,850,888
                                                                                        -----------
               DATA-PROCESSING SERVICES -- 1.7%
 1,000,000     Open Solutions, Inc. 1.4673% 2035 sr. sub. cv. notes (NR)
                (Acquired 01/28/05; Cost $533,560) (2)................................      511,490
 1,500,000     Pegasus Solutions, Inc. 3.875% 2023 cv. sr. notes (NR).................    1,367,681
                                                                                        -----------
                                                                                          1,879,171
                                                                                        -----------
               ELECTRICAL SUPPLIES -- 1.0%
 1,500,000     Graftech International Ltd. 1.625% 2024 cv. sr. deb. (B2)..............    1,117,500
                                                                                        -----------
               ENERGY -- 8.3%
 1,500,000     CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1)........................    1,635,938
 3,500,000     Devon Energy Corp. 0% 2020 cv. sr. deb. (BBB)..........................    2,054,080
 3,500,000     GlobalSantaFe Corp. 0% 2020 cv. deb. (Baa1)............................    2,065,000
   750,000     OMI Corp. 2.875% 2024 cv. sr. notes (B+)...............................      710,625
 4,000,000     Weatherford International Ltd. 0% 2020 cv. sr. deb. (Baa1).............    2,587,720
                                                                                        -----------
                                                                                          9,053,363
                                                                                        -----------
               ENTERTAINMENT -- 3.5%
 1,250,000     Citadel Broadcasting Corp. 1.875% 2011 cv. sub. notes (NR).............    1,044,250
 2,500,000     The Walt Disney Company 2.125% 2023 cv. sr. notes (Baa1)...............    2,749,700
                                                                                        -----------
                                                                                          3,793,950
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 2.7%
 2,000,000     Leucadia National Corp. 3.75% 2014 cv. sr. sub. notes (Ba3)............    1,980,000
 1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds (A1)
                (conv. into Swiss Reinsurance Company common stock)
                (Acquired 11/15/01 - 12/05/01; Cost $1,007,875) (2)...................      945,050
                                                                                        -----------
                                                                                          2,925,050
                                                                                        -----------
               HEALTH CARE -- 5.3%
 1,500,000     Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)..........    1,646,775
 1,750,000     Isolagen, Inc. 3.5% 2024 cv. sub. notes (NR)
                (Acquired 10/29/04 - 03/30/05; Cost $1,771,250) (2)...................    1,701,875
 1,000,000     LifePoint Hospitals, Inc. 4.5% 2009 cv. sub. notes (B3)................    1,023,750
 1,125,000     Mentor Corp. 2.75% 2024 cv. sub. notes (NR)............................    1,365,469
                                                                                        -----------
                                                                                          5,737,869
                                                                                        -----------
               METALS -- 0.9%
 1,000,000     Ryerson Tull, Inc. 3.5% 2024 cv. sr. notes (NR)
                (Acquired 11/05/04 - 12/09/04; Cost $1,020,000) (2)...................      903,755
                                                                                        -----------
               MULTI-INDUSTRY -- 0.9%
 1,000,000     Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
                (performance linked to Cendant Corp. common stock) (1)................      936,100
                                                                                        -----------
               OFFICE EQUIPMENT -- 1.4%
 1,500,000     IOS Capital, LLC 5% 2007 cv. sub. notes (Ba3)
                (exch. for IKON Office Solutions, Inc. common stock)
                (Acquired 05/08/02 - 06/02/03; Cost $1,498,125) (2)...................    1,500,000
                                                                                        -----------



PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (continued)

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- continued

               PHARMACEUTICALS -- 6.9%
$2,000,000     Amgen, Inc. 0% 2032 LYONs (A2) (1).....................................  $ 1,455,770
 1,000,000     Encysive Pharmaceuticals, Inc. 2.5% 2012 cv. sr. notes (NR)
                (Acquired 03/11/05; Cost $1,013,125) (2)..............................      995,005
 1,500,000     Impax Laboratories, Inc. 1.25% 2024 cv. sr. sub. deb. (NR).............    1,278,795
   500,000     Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)...........................      498,750
 1,250,000     Ivax Corp. 1.5% 2024 cv. sr. notes (NR) (1)............................    1,272,188
 1,000,000     Teva Pharmaceutical Finance II, LLC series A 0.5% 2024 cv. sr. deb.
                (BBB) (exch. for ADR representing Teva Pharmaceutical Industries
                Ltd. common stock)....................................................      993,750
 1,000,000     Teva Pharmaceutical Finance II, LLC series B 0.25% 2024 cv. sr. deb.
                (BBB) (exch. for ADR representing Teva Pharmaceutical Industries Ltd.
                common stock).........................................................    1,007,500
                                                                                        -----------
                                                                                          7,501,758
                                                                                        -----------
               RETAIL -- 4.4%
 1,250,000     Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR).........    1,170,313
   750,000     Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes (B2)...................      792,660
 1,000,000     Dick's Sporting Goods, Inc. 1.6061% 2024 sr. cv. notes (B).............      739,700
 2,400,000     The TJX Companies, Inc. 0% 2021 LYONs (Baa1)...........................    2,025,096
                                                                                        -----------
                                                                                          4,727,769
                                                                                        -----------
               TECHNOLOGY -- 5.9%
 1,000,000     Advanced Micro Devices, Inc. 4.75% 2022 cv. sr. deb. (B3) (1)..........      993,750
 1,250,000     Agilent Technologies, Inc. 3% 2021 sr. cv. deb. (Ba2) (1)..............    1,240,625
 1,000,000     Conexant Systems, Inc. 5.25% 2006 cv. sub. notes (NR)..................      975,000
 2,250,000     International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2)...........    2,205,000
 1,000,000     Sybase, Inc. 1.75% 2025 cv. sub. notes (NR)
                (Acquired 2/15/05 - 2/16/05; Cost $1,003,750) (2).....................      967,180
                                                                                        -----------
                                                                                          6,381,555
                                                                                        -----------

               TELECOMMUNICATIONS -- 5.3%
 1,500,000     Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3).......................    2,190,075
 1,000,000     Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (B2)........    1,053,980
   500,000     Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (B2)........      550,450
 1,250,000     Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3)....................    1,151,563
   750,000     Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR).......................      778,121
                                                                                        -----------
                                                                                          5,724,189
                                                                                        -----------

               TOTAL CONVERTIBLE BONDS AND NOTES......................................  $60,071,290
                                                                                        -----------

  Shares
-----------    CONVERTIBLE PREFERRED STOCKS -- 20.8%

               AUTOMOTIVE -- 1.0%
    50,000     General Motors Corp. 6.25% 2033 series C cv. sr. deb. (Baa2)...........    1,040,000
                                                                                        -----------
               BANKING/SAVINGS AND LOAN -- 6.6%
    17,500     Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
                (exch. for Commerce Bancorp, Inc. common stock).......................    1,094,643
    40,000     National Australia Bank Ltd. 7.875% exch. capital units (NR)...........    1,468,000
    20,000     New York Community Bancorp, Inc. 6% BONUSES units (Baa2)...............    1,045,000
    35,000     Sovereign Capital Trust IV 4.375% PIERS (Ba1)
                (exch. for Sovereign Bancorp, Inc. common stock) (1)..................    1,645,000
    35,000     Washington Mutual Capital Trust PIERS units (Baa1)
                (exch. for Washington Mutual, Inc. common stock)......................    1,863,750
                                                                                        -----------
                                                                                          7,116,393
                                                                                        -----------

PORTFOLIO OF INVESTMENTS March 31, 2005 (continued)

 Principal
   Amount                                                                                  Value
 or Shares                                                                                (Note 1)
-----------                                                                             -----------
               CONVERTIBLE PREFERRED STOCKS -- continued

               ENERGY -- 4.7%
     1,550 shs Chesapeake Energy Corp. 4.125% cum. cv. pfd. (NR)......................  $ 2,301,750
     5,000 shs Semco Energy, Inc. 5% series B cv. cum. pfd. (NR)
                (Acquired 03/09/05 - 03/10/05; Cost $1,003,750) (2)...................      975,000
    20,000 shs The Williams Companies, Inc. 5.5% 2033 jr. sub. cv. deb. (B-)..........    1,822,500
                                                                                        -----------
                                                                                          5,099,250
                                                                                        -----------
               ENTERTAINMENT -- 0.9%
    22,500 shs Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1).........    1,022,355
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 4.5%
        20 shs Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
                (Acquired 12/29/04 - 01/11/05; Cost $2,078,125) (2)...................    1,880,000
    20,000 shs Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)..................    1,168,437
    80,000 shs The St. Paul Travelers Companies, Inc. 4.5% 2032 cv. jr. sub. notes
                (Baa1)................................................................    1,771,600
                                                                                        -----------
                                                                                          4,820,037
                                                                                        -----------
               HEALTH CARE -- 1.3%
    28,000 shs Omnicare Capital Trust II 4% PIERS (NR)
                (exch. for Omnicare, Inc. common stock) (1)...........................    1,456,000
                                                                                        -----------
               MINING -- 1.8%
     2,000 shs Freeport-McMoRan Copper and Gold, Inc. 5.5% cv. perpetual pfd. (B-)....    1,969,804
                                                                                        -----------

               TOTAL CONVERTIBLE PREFERRED STOCKS.....................................  $22,523,839
                                                                                        -----------
               MANDATORY CONVERTIBLE SECURITIES -- 16.8% (4)

               CHEMICALS -- 0.9%
    20,000 shs Huntsman Corp. 5% mand. cv. pfd. (NR)..................................    1,017,720
                                                                                        -----------
               CONSUMER GOODS -- 1.9%
    50,000 shs Constellation Brands, Inc. dep. shs. representing 5.75%
                series A mandatory cv. pfd. (B).......................................    2,020,500
                                                                                        -----------
               ENERGY -- 3.6%
    20,000 shs Amerada Hess Corp. 7% mand. cv. pfd. ACES (Ba3)........................    1,683,400
    30,000 shs Valero Energy Corp. 2% mand. cv. pfd. (BB+)............................    2,178,360
                                                                                        -----------
                                                                                          3,861,760
                                                                                        -----------
                 FINANCIAL AND INSURANCE -- 4.0%
    72,000 shs   The Chubb Corp. 7% equity units (A2) (1).............................    2,158,560
    40,000 shs   Platinum Underwriters Holdings, Ltd. 7% equity security units
                  (NR) (1)............................................................    1,146,000
    45,000 shs   XL Capital, Ltd. 6.5% equity security units (A2).....................    1,075,680
                                                                                        -----------
                                                                                          4,380,240
                                                                                        -----------
                 FOODS -- 1.8%
    40,000 shs   Albertson's, Inc. 7.25% HITS units (Baa2) (1)........................      916,400
    40,000 shs   Lehman Brothers Holdings, Inc. 6.25% PIES (A1)
                  (exch. for General Mills, Inc. common stock)........................    1,055,000
                                                                                        -----------
                                                                                          1,971,400
                                                                                        -----------
                 PHARMACEUTICALS -- 3.0%
    31,500 shs   Baxter International, Inc. 7% equity units (Baa1) (1)................    1,697,220
    30,000 shs   Schering-Plough Corp. 6% mand. cv. pfd. (Baa3).......................    1,509,000
                                                                                        -----------
                                                                                          3,206,220
                                                                                        -----------
                 TECHNOLOGY -- 0.6%
$1,100,000       Lehman Brothers Holdings, Inc. 6% 2005 YEELDS (A)
                  (performance linked to LSI Logic Corp. common stock)................      674,630
                                                                                        -----------

                 UTILITIES -- 1.0%
    45,000 shs   DTE Energy Co. 8.75% equity security units (BBB-) (1)................    1,143,000
                                                                                        -----------

                 TOTAL MANDATORY CONVERTIBLE SECURITIES (4)...........................  $18,275,470
                                                                                        -----------


PORTFOLIO OF INVESTMENTS March 31, 2005 (continued)

 Principal
   Amount                                                                                  Value
 or Shares                                                                                (Note 1)
-----------                                                                            -------------

                 COMMON STOCKS -- 4.3%

                 AEROSPACE AND DEFENSE -- 1.0%
    19,171 shs   Northrop Grumman Corp................................................ $   1,034,851
                                                                                       -------------

                 ENERGY -- 0.8%
    11,372 shs   Kerr-McGee Corp......................................................      890,200
                                                                                       ------------

                 PHARMACEUTICALS -- 1.6%
    26,300 shs   Johnson & Johnson....................................................    1,766,308
                                                                                       ------------

                 TELECOMMUNICATIONS -- 0.9%
    40,000 shs   SBC Communications, Inc..............................................      947,600
                                                                                       ------------

                 TOTAL COMMON STOCKS.................................................. $  4,638,959
                                                                                       ------------

                 SHORT-TERM SECURITIES -- 2.0%

                 COMMERCIAL PAPER -- 2.0%
$2,200,000       American Express Credit Corp. (P1)
                  (2.65% maturing 04/01/05)...........................................    2,199,514
                                                                                       ------------
                 U.S. GOVERNMENT OBLIGATIONS -- 0.0%
    11,000       U.S. Treasury notes 1.625% 04/30/05 (Aaa) (5)........................       10,990
                                                                                       ------------

                 TOTAL SHORT-TERM SECURITIES..........................................    2,210,504
                                                                                       ------------

                 TOTAL CONVERTIBLE BONDS AND NOTES -- 55.4%...........................   60,071,290
                 TOTAL CONVERTIBLE PREFERRED STOCKS -- 20.8%..........................   22,523,839
                 TOTAL MANDATORY CONVERTIBLE SECURITIES -- 16.8%......................   18,275,470
                 TOTAL COMMON STOCKS -- 4.3%..........................................    4,638,959
                 TOTAL SHORT-TERM SECURITIES -- 2.0%..................................    2,210,504
                                                                                       ------------
                 TOTAL INVESTMENTS -- 99.3%...........................................  107,720,062

                 OTHER ASSETS AND LIABILITIES, NET -- 0.7%............................      757,850
                                                                                       ------------
                 TOTAL NET ASSETS -- 100.0%........................................... $108,477,912
                                                                                       ============

(1)  Contingent payment debt instrument which accrues contingent interest. See
     Note 1(b).
(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $10,379,355 which represented 9.6% of the Fund's net assets.
(3)  Non-income producing security.
(4)  Mandatory convertible. See Note 1(e).
(5)  Collateral for a letter of credit.


ACES     Automatic Convertible Equity Securities. | PEPS   Premium Equity Participating Securities.
ADR      American Depositary Receipts.            | PIERS  Preferred Income Equity Redeemable
                                                  |         Securities.
BONUSES  Bifurcated Option Note Unit Securities.  | YEELDS Yield Enhanced Equity Linked Debt
                                                  |         Securities.
HITS     Hybrid Income Term Security.             | ZYPS   Zero Yield Puttable Securities.
LYONs    Liquid Yield Option Notes.               |

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.


                           See accompanying notes to financial statements
PAGE 10

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES AND CHANGE IN ACCOUNTING POLICY
Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund"), established in 1986, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(A)  SECURITY VALUATION
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Unlisted securities traded in the over-the-counter market and listed securities for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management with the approval of the Board of Directors. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

(B)  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 3 cents per share for the six months ended March 31, 2005. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At March 31, 2005 there were unrealized losses of approximately 2 cents per share on contingent payment debt instruments.

(C) CHANGES IN METHOD OF ACCOUNTING FOR BOND PREMIUM AND DISCOUNT AMORTIZATION Effective October 1, 2004, the Fund began amortizing discounts and premiums on all debt securities. Prior to October 1, 2004, the Fund amortized discounts on original issue discount debt securities. The new method of amortization was adopted in accordance with the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and the financial highlights and statement of changes in net assets presented herein have been restated to reflect the new method retroactive to October 1, 2001.

The effect of this accounting change is included in the financial highlights for the years ended September 30, 2002, 2003 and 2004, and in the statement of changes in net assets for the year ended September 30, 2004. The cumulative effect of this accounting change had no impact on the total net assets of the Fund or on distributions for tax purposes, but resulted in a $79,579 increase in the cost of securities held and a corresponding $79,579 reduction in the net unrealized gains based on the securities held on October 1, 2001. The impact of this change during the six months ended March 31, 2005 was to reduce net investment income by $7,898, reduce unrealized gains by $211,151 and increase realized gains by $219,049. These changes had no effect on previously reported total net assets or total returns.

D)  FEDERAL INCOME TAXES
The Fund's policy is to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

At September 30, 2004, the Fund had a capital loss carryforward of $4,915,273 available to the extent allowed by tax law to offset future net capital gains, if any. To the extent that the carryforward is used, no capital gains distributions will be made. The carryforward expires in 2011. The Fund utilized net capital loss carryforwards of $2,804,454 during the fiscal year ended September 30, 2004.

(E)  DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income are recorded by the Fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and capital gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the fiscal years ended September 30, 2004 and 2003 were $3,681,116 and $3,143,201, respectively, both from ordinary income.

(F)  MARKET RISK
It is the Fund's policy to invest at least 80% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock. The market value of those securities was $18,275,470 at March 31, 2005, representing 16.8% of net assets.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The management fee is paid to the investment adviser, DavisDinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund. The Fund pays all expenses incurred by it and not assumed by the Adviser and in addition will pay the costs and expenses of its Treasurer's office, up to a maximum of $25,000 per year, incurred in connection with its performance of certain services for the Fund. These services include the valuation of securities owned by the Fund, and the preparation of financial statements and schedules of the Fund's investments for inclusion in certain periodic reports to the Fund's Board of Directors and to the U.S. Securities and Exchange Commission, the maintenance of files relating to the foregoing, and rent, personnel costs and other overhead expenses allocable to the aforementioned services.

3.   PORTFOLIO ACTIVITY
At March 31, 2005 there were 12,362,269 shares of $.01 par value common stock outstanding, (20,000,000 shares authorized). During the six months ended March 31, 2005, 64,142 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $506,725.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $35,546,379 and $33,127,215, respectively, for the six months ended March 31, 2005.

A distribution of $0.07 per share from net investment income was declared on April 12, 2005, payable May 27, 2005 to shareholders of record at the close of business May 13, 2005.

                       BOARD APPROVAL OF ADVISORY CONTRACT

THE INDEPENDENT DIRECTORS OF ELLSWORTH RENEWED THE ADVISORY CONTRACT WITH DAVIS-DINSMORE MANAGEMENT COMPANY IN NOVEMBER 2004. THE FOLLOWING ARE THE MATERIAL FACTORS AND CONCLUSIONS THAT FORMED THE BASIS FOR THAT APPROVAL.
--------------------------------------------------------------------------------

THE NATURE AND EXTENT OF THE ADVISORY SERVICES PROVIDED BY DAVIS-DINSMORE. Based on the independent directors' review of the services provided and to be provided by Davis-Dinsmore under the Advisory Agreement, the independent directors concluded that the range of services to be provided by Davis-Dinsmore under the Advisory Agreement was appropriate and that Davis-Dinsmore currently is providing services in accordance with the terms of each Advisory Agreement.

THE QUALITY OF SERVICES PROVIDED BY DAVIS-DINSMORE. In reviewing the qualifications of Davis-Dinsmore to provide investment advisory services, the independent directors reviewed the credentials and experience of Davis-Dinsmore's investment personnel, and considered such issues as Davis-Dinsmore's portfolio and product review process, compliance function, use of technology, portfolio administration function, investment research operations and trading operations. Based on the review of these and other factors, the independent directors concluded that the quality of services to be provided by Davis-Dinsmore was appropriate and that Davis-Dinsmore currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

THE PERFORMANCE OF THE FUND RELATIVE TO COMPARABLE FUNDS. The independent directors reviewed the performance of the Fund against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The independent directors noted that although during the past year the Fund has underperformed its peers, the Fund's long-term performance was better, and concluded that no changes should be made to the Fund's investment objective or policies at this time. In addition, the independent directors determined that the Fund's portfolio management team should remain in place.

THE PERFORMANCE OF THE FUND RELATIVE TO INDICES. The independent directors reviewed the performance of each Fund against the performance of applicable indices. The independent directors noted that although during the past year the Fund has underperformed relative to relevant indices, the Fund's long-term comparative performance was better, and concluded that no changes should be made to the Fund's investment objective or policies at this time. In addition, the independent directors determined that the Fund's portfolio management team should remain in place.

MEETINGS WITH THE FUND'S PORTFOLIO MANAGER AND INVESTMENT PERSONNEL. The independent directors noted that they meet regularly with the Fund's portfolio manager and investment personnel, and believe that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

OVERALL PERFORMANCE OF DAVIS-DINSMORE. After considering the overall performance of Davis-Dinsmore in providing investment advisory and portfolio administrative services to the Fund, the independent directors concluded that such performance was satisfactory.

FEES RELATIVE TO THOSE OF CLIENTS OF DAVIS-DINSMORE WITH COMPARABLE INVESTMENT STRATEGIES. The independent directors noted that the Fund and Bancroft Convertible Fund are the only clients of Davis-Dinsmore, and that the advisory fee rates for the funds are the same. The independent directors concluded that, because the fee rates are the same for each fund, the current advisory fee rate of a fund was fair as compared to the rate for the other fund.

FEES RELATIVE TO THOSE OF CLIENTS OF DAVIS-DINSMORE WITH COMPARABLE INVESTMENT STRATEGIES. After reviewing the advisory fee rate for the Fund against the advisory fee rates for funds advised by other advisors with investment strategies comparable to those of the Fund, the independent directors determined that the Fund's advisory fee rate was at approximately the median of the funds in its peer group, and concluded that the current advisory fee rate of the Fund was fair and reasonable.

EXPENSE LIMITATIONS AND FEE WAIVERS. The independent directors noted that, although there are no contractual expense limitations or fee waivers in effect for the Fund, Davis-Dinsmore is very diligent in its efforts to keep expenses of the Fund as low as possible. The independent directors also noted that the Fund's expense ratios had declined as a result of the Fund's rights offering in late 2003, but that the cost of compliance with regulatory initiatives was increasing. The independent directors concluded that the current level of expenses for the Fund was reasonable.

BREAKPOINTS AND ECONOMIES OF SCALE. The independent directors reviewed the structure of the Fund's advisory fee under the Advisory Agreement, and noted that the fee includes a significant breakpoint when the Fund's assets reach $100 million. The independent directors noted that breakpoints had become effective as a result of the Fund's 2003 rights offering, which resulted in lower management fee expenses as a percentage of assets. The independent directors concluded that it was not necessary to implement any further changes to the structure of the advisory fee for the Fund.

PROFITABILITY OF DAVIS-DINSMORE. The independent directors reviewed information concerning the profitability and financial condition of Davis-Dinsmore, noting that Davis-Dinsmore's sole source of revenue was advisory fees from Ellsworth and Bancroft Convertible Fund. The Board noted that Davis-Dinsmore's operations remain profitable, and that the continued success of the two funds will positively impact Davis-Dinsmore's profitability. Based on the review of the profitability of Davis-Dinsmore and its financial condition, the independent directors concluded that the compensation to be paid by Ellsworth to Davis-Dinsmore under its Advisory Agreement was not excessive.

BENEFITS OF SOFT DOLLARS TO DAVIS-DINSMORE. The independent directors discussed the fact that there are no third-party soft dollar arrangements in effect with respect to the Fund. The independent directors recognized that Davis-Dinsmore does receive proprietary research from brokers with whom it executes portfolio transactions on behalf of the Fund. This research is used by Davis-Dinsmore in making investment decisions for the Fund. The directors also considered representations made by Davis-Dinsmore that portfolio transactions received best execution. Because such research ultimately benefits the Fund, the Board concluded that it was appropriate to receive proprietary research.

DAVIS-DINSMORE'S FINANCIAL SOUNDNESS IN LIGHT OF THE NEEDS OF THE FUND. The independent directors considered whether Davis-Dinsmore is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that Davis-Dinsmore has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND DAVIS-DINSMORE. In determining whether to continue the Advisory Agreement for the Fund, the independent directors also considered the prior relationship between Davis-Dinsmore and the Fund, as well as the independent directors' knowledge of Davis-Dinsmore's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The independent directors also reviewed the general nature of the non-investment advisory services currently performed by Davis-Dinsmore, such as administrative services, and the fees received by Davis-Dinsmore for performing such services. In addition to reviewing such services, the independent directors also considered the organizational structure employed by Davis-Dinsmore to provide those services. Based on the review of these and other factors, the independent directors concluded that Davis-Dinsmore was qualified to continue to provide non-investment advisory services to the Funds, including administrative services, and that Davis-Dinsmore currently is providing satisfactory non-investment advisory services.

OTHER FACTORS AND CURRENT TRENDS. The independent directors considered the culture of compliance and high ethical standards at Davis-Dinsmore, and the efforts historically and currently undertaken by Davis-Dinsmore to engage in best practices. The independent directors noted Davis-Dinsmore's historical adherence to compliance procedures, as well as the Fund's investment objectives, policies and restrictions. The independent directors concluded that this commitment to adhere to the highest ethical standards was an important factor in their determination that they should continue the Advisory Agreement for the Fund.
--------------------------------------------------------------------------------
After consideration of all of the above factors, the independent directors found that with respect to the Fund: (i) the services provided by Davis-Dinsmore to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The independent directors therefore concluded that the Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and should be continued for another year.

MISCELLANEOUS NOTES

RESULTS OF THE 2005 ANNUAL SHAREHOLDERS MEETING
The results of the shareholder vote at the Annual Meeting of Shareholders held on January 14, 2005 were:

1.      All directors nominated were elected.

        Terms expiring in 2008       Shares voted for      Shares withheld
        ----------------------      ------------------    -----------------
        Donald M. Halsted, Jr.          11,534,148             431,254
        Duncan O. McKee                 11,532,927             432,475
        Thomas H. Dinsmore              11,574,815             390,587

        Terms expiring in 2006       Shares voted for      Shares withheld
        ----------------------      ------------------    -----------------
        Robert J. McMullan              11,539,393             426,009

2. The Audit Committee's appointment of PricewaterhouseCoopers LLP ("PwC") as independent accountants was ratified with 11,666,651 shares voted for, 138,499 shares voted against and 160,252 shares abstaining.

3. The proposal to amend the Articles of Incorporation that would give shareholders the right to tender their shares during the current fiscal year did not pass, as 1,446,658 shares voted for, 3,534,137 shares voted against, 293,293 shares abstained, and 6,691,314 shares were broker non-votes.

--------------------------------------------------------------------------------

CHANGE IN THE FUND'S INDEPENDENT ACCOUNTANT
On March 17, 2005, PwC resigned as independent registered public accountants for the Fund. The Fund's audit committee appointed Tait, Weller & Baker as independent accountants for the Fund on April 12, 2005 for the 2005 fiscal year, which appointment was ratified by the Fund's independent directors. The reports of PwC on the Fund's financial statements for each of the fiscal years ended September 30, 2004 and September 30, 2003 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004 and during the period October 1, 2004 through March 17, 2005, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of PwC, would have caused them to make reference thereto in their reports on the financial statements for such years.

--------------------------------------------------------------------------------

NOTICE OF PRIVACY POLICY
The Fund has adopted a privacy policy in order to protect the confidentiality of nonpublic personal information that we have about you. We receive personal information, such as your name, address and account balances, when transactions occur in Ellsworth shares registered in your name.

We may disclose this information to companies that perform services for the Fund, such as the Fund's transfer agent or proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We will not otherwise disclose any nonpublic personal information about our stockholders or former stockholders to anyone else, except as required by law.

Access to nonpublic information about you is restricted to our employees and service providers who need that information in order to provide services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS
In addition to the semi-annual and annual reports that Ellsworth delivers to shareholders and makes available through the Ellsworth public website, the Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the Fund's first and third fiscal quarters each fiscal year on Form N-Q. Ellsworth does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to the Ellsworth public website, www.ellsworthfund.com. You may obtain the Form N-Q filings by accessing the SEC's website at www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES / PROXY VOTING RECORD
The Fund's policies and procedures with respect to the voting of proxies relating to the Fund's porfolio securities is available without charge, upon request, by calling (973) 631-1177, or at our website at www.ellsworthfund.com. This information is also available on the SEC's website at www.sec.gov. In addition, information on how the Fund voted such proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge at the above sources.

--------------------------------------------------------------------------------

The Fund received a LIPPER PERFORMANCE ACHIEVEMENT CERTIFICATE for total NAV return performance achieved during the ten-year period ended December 31, 2004. Certificates are awarded to funds that rank first in their classification over a one-, five-, ten- or fifteen-year period depending on their peer universe. Ellsworth outperformed the other closed-end convertible funds followed by Lipper during this ten-year period. Past performance does not guarantee future results.


[LOGO] LIPPER  (C) 2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper.

--------------------------------------------------------------------------------

The Fund is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.

--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS
From time to time, brokers with whom the Fund's Adviser, Davis-Dinsmore Management Company, has a pre-existing relationship may request that the Adviser disclose Fund portfolio holdings to such broker in advance of the public disclosure of such portfolio holdings. The Adviser may make such disclosure under the following conditions: (i) the specific purpose of the disclosure is to assist the Adviser in identifying potential investment opportunities for the Funds; (ii) prior to the receipt of non-public portfolio holdings, the broker, by means of e-mail or other written communication, shall agree to keep the non-public portfolio holdings confidential and not to use the information for the broker's own benefit, except in connection with the above described purpose for which it was disclosed; (iii) the Adviser shall keep written records of its agreement with each broker to which it distributes non-public portfolio holdings; and (iv) the Adviser will secure a new agreement with a broker any time the broker directs the non-public portfolio holdings to be sent to a new recipient.

BOARD OF DIRECTORS                               INTERNET
GORDON F. AHALT                                  www.ellsworthfund.com
WILLIAM A. BENTON                                email: info@ellsworthfund.com
ELIZABETH C. BOGAN
THOMAS H. DINSMORE, C.F.A.                       INVESTMENT ADVISER
DONALD M. HALSTED, JR.                           Davis-Dinsmore Management Company
DUNCAN O. MCKEE                                  65 Madison Avenue, Morristown, NJ 07960-7308
ROBERT J. MCMULLAN                               (973) 631-1177
JANE D. O'KEEFFE
NICOLAS W. PLATT                                 SHAREHOLDER SERVICES AND TRANSFER AGENT
                                                 American Stock Transfer & Trust Company
                                                 59 Maiden Lane
OFFICERS                                         New York, NY 10038
THOMAS H. DINSMORE, C.F.A.                       (800) 937-5449
CHAIRMAN OF THE BOARD                            www.amstock.com

JANE D. O'KEEFFE                                 COMMON STOCK LISTING
PRESIDENT                                        American Stock Exchange Symbol: ECF

GARY I. LEVINE                                   LEGAL COUNSEL
EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL        Ballard Spahr Andrews & Ingersoll LLP
OFFICER AND SECRETARY
                                                 INDEPENDENT ACCOUNTANTS
H. TUCKER LAKE, JR.                              Tait, Weller & Baker
VICE PRESIDENT

GERMAINE M. ORTIZ
VICE PRESIDENT

MERCEDES A. PIERRE
VICE PRESIDENT, CHIEF COMPLIANCE OFFICER
AND ASSISTANT TREASURER

JOSHUA P. LAKE, C.T.P.
TREASURER AND ASSISTANT SECRETARY

JESSICA K. LAKE
ASSISTANT VICE PRESIDENT

JOANN VENEZIA
ASSISTANT VICE PRESIDENT AND ASSISTANT SECRETARY

-------------------------------------------------------------------------------------------------

Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of its own Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

               ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.
                          65 MADISON AVENUE, SUITE 550
                          MORRISTOWN, NEW JERSEY 07960
                              www.ellsworthfund.com


                                     [LOGO]
                                    AMERICAN
                                 STOCK EXCHANGE
                                 --------------
                                     LISTED
                                 --------------
                                       ECF

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders, filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not currently applicable to registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, there were no purchases made by or on behalf of Ellsworth Convertible Growth and Income Fund, Inc. or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, after the registrant last provided disclosure in response to the requirements of this item.

ITEM 11. CONTROLS AND PROCEDURES

Conclusions of principal officers concerning controls and procedures

(a) As of May 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of Ellsworth Convertible Growth and Income Fund, Inc. (the "Registrant"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of May 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(a)(2) Certifications of the principal executive officer and the principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3) There were no written solicitations to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 during the period covered by the report.

(b) Certifications of the principal executive officer and the principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Convertible Growth and Income Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: June 15, 2005

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: June 15, 2005

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: June 15, 2005